UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              96

Form 13F Information Table Value Total:  $    2,714,442
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALLSCRIPTS HEALTHCARE SOLUTN COM               01988P108     2591   275000 SH       SOLE                  275000      0    0
ALPHA NATURAL RESOURCES INC  NOTE 2.375% 4/15  02076XAA0     9353  9950000 PRN      SOLE                 9950000      0    0
ALPHA NATURAL RESOURCES INC  COM               02076X102    15584  1600000 SH       SOLE                 1600000      0    0
ALPHA NATURAL RESOURCES INC  COM               02076X902    13246  1360000 SH  CALL SOLE                 1360000      0    0
ALPHA NATURAL RESOURCES INC  COM               02076X952    19431  1995000 SH  PUT  SOLE                 1995000      0    0
ALTERRA CAPITAL HOLDINGS LIM COM               G0229R108    18324   650000 SH       SOLE                  650000      0    0
AMERICAN GREETINGS CORP      CL A              026375105     8445   500000 SH       SOLE                  500000      0    0
AMERICAN INTL GROUP INC      COM               026874784     1705    48300 SH       SOLE                   48300      0    0
AMERISTAR CASINOS INC        COM               03070Q101     1968    75000 SH       SOLE                   75000      0    0
ANADARKO PETE CORP           COM               032511107    68365   920000 SH       SOLE                  920000      0    0
ANADARKO PETE CORP           COM               032511907    56647   762300 SH  CALL SOLE                  762300      0    0
ANADARKO PETE CORP           COM               032511957    57598   775100 SH  PUT  SOLE                  775100      0    0
BANK OF AMERICA CORPORATION  COM               060505104     2032   175000 SH       SOLE                  175000      0    0
BANK OF AMERICA CORPORATION  COM               060505904      116    10000 SH  CALL SOLE                   10000      0    0
BEAM INC                     COM               073730103      733    12000 SH       SOLE                   12000      0    0
BEST BUY INC                 COM               086516901      237    20000 SH  CALL SOLE                   20000      0    0
CARIBOU COFFEE INC           COM               142042209     2914   180000 SH       SOLE                  180000      0    0
CHICAGO BRIDGE & IRON CO N V COM               167250909     2494    53800 SH  CALL SOLE                   53800      0    0
CHIQUITA BRANDS INTL INC     COM               170032809     1894   229531 SH       SOLE                  229531      0    0
CHIQUITA BRANDS INTL INC     NOTE 4.250% 8/16  170032AT3    17438 20005000 PRN      SOLE                20005000      0    0
CITIZENS REPUBLIC BANCORP IN COM               174420307     4858   256067 SH       SOLE                  256067      0    0
CLEARWIRE CORP               CL A              18538Q105     7512  2599249 SH       SOLE                 2599249      0    0
COVENTRY HEALTH CARE INC     COM               222862104   162285  3620000 SH       SOLE                 3620000      0    0
CUMULUS MEDIA INC            CL A              231082108      425   158994 SH       SOLE                  158994      0    0
CYMER INC                    COM               232572107      904    10000 SH       SOLE                   10000      0    0
DELPHI AUTOMOTIVE PLC        SHS               G27823106    26775   700000 SH       SOLE                  700000      0    0
DELPHI AUTOMOTIVE PLC        COM               G27823956     8656   226300 SH  PUT  SOLE                  226300      0    0
EQUINIX INC                  COM               29444U952     4124    20000 SH  PUT  SOLE                   20000      0    0
EQUINIX INC                  COM               29444U902     3093    15000 SH  CALL SOLE                   15000      0    0
FOCUS MEDIA HLDG LTD         COM               34415V959     6702   261100 SH  PUT  SOLE                  261100      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR     34415V109    41842  1630000 SH       SOLE                 1630000      0    0
FREEPORT-MCMORAN COPPER & GO COM               35671D957     7524   220000 SH  PUT  SOLE                  220000      0    0
GARDNER DENVER INC           COM               365558105    71240  1040000 SH       SOLE                 1040000      0    0
GENERAL MTRS CO              *W EXP 07/10/2016 37045V118    20273  1039620 SH       SOLE                 1039620      0    0
GENERAL MTRS CO              *W EXP 07/10/2019 37045V126    12985  1039608 SH       SOLE                 1039608      0    0
GENERAL MTRS CO              COM               37045V950    26261   910900 SH  PUT  SOLE                  910900      0    0
GEOEYE INC                   COM               37250W108    38413  1250000 SH       SOLE                 1250000      0    0
GOLDMAN SACHS GROUP INC      COM               38141G104     1531    12000 SH       SOLE                   12000      0    0
GRACE W R & CO               COM               38388F108    17729   263700 SH       SOLE                  263700      0    0
HEARTWARE INTL INC           NOTE 3.500%12/17  422368AA8    19723 17000000 PRN      SOLE                17000000      0    0
HEARTWARE INTL INC           COM               422368100    24849   296000 SH       SOLE                  296000      0    0
HOMESTREET INC               COM               43785V102     8916   348946 SH       SOLE                  348946      0    0
JEFFERIES GROUP INC          COM               472319102     9285   500000 SH       SOLE                  500000      0    0
JPMORGAN CHASE & CO          COM               46625H900    18397   418400 SH  CALL SOLE                  418400      0    0
JPMORGAN CHASE & CO          COM               46625H950    19984   454500 SH  PUT  SOLE                  454500      0    0
JPMORGAN CHASE & CO          COM               46625H100    70093  1594146 SH       SOLE                 1594146      0    0
KBW INC                      COM               482423100     5235   342184 SH       SOLE                  342184      0    0
KINDER MORGAN INC            COM               49456B101    12719   360000 SH       SOLE                  360000      0    0
KINDER MORGAN INC            *W EXP 05/25/2017 49456B119     3669   970593 SH       SOLE                  970593      0    0
KIPS BAY MED INC             COM               49726K105      196   311800 SH       SOLE                  311800      0    0
KNIGHT CAP GROUP INC         CL A COM          499005106     3510  1000000 SH       SOLE                 1000000      0    0
LEAP WIRELESS INTL INC       COM               521863958    32020  4815000 SH  PUT  SOLE                 4815000      0    0
LEAP WIRELESS INTL INC       COM               521863308    32918  4950011 SH       SOLE                 4950011      0    0
LYONDELLBASELL INDUSTRIES N  COM               N53745950    10539   184600 SH  PUT  SOLE                  184600      0    0
LYONDELLBASELL INDUSTRIES N  COM               N53745900    29133   510300 SH  CALL SOLE                  510300      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -         N53745100    19393   339700 SH       SOLE                  339700      0    0
MCMORAN EXPLORATION CO       COM               582411104    47508  2960000 SH       SOLE                 2960000      0    0
MCMORAN EXPLORATION CO       COM               582411954    21603  1346000 SH  PUT  SOLE                 1346000      0    0
MCMORAN EXPLORATION CO       COM               582411904     1761   109700 SH  CALL SOLE                  109700      0    0
METROPCS COMMUNICATIONS INC  COM               591708902      994   100000 SH  CALL SOLE                  100000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
MIPS TECHNOLOGIES INC        COM               604567107     1365   175000 SH       SOLE                  175000      0    0
NEXEN INC                    COM               65334H102   187772  6970000 SH       SOLE                 6970000      0    0
NYSE EURONEXT                COM               629491101    17156   543937 SH       SOLE                  543937      0    0
ONYX PHARMACEUTICALS INC     COM               683399909    49095   650000 SH  CALL SOLE                  650000      0    0
ONYX PHARMACEUTICALS INC     COM               683399959    45318   600000 SH  PUT  SOLE                  600000      0    0
ONYX PHARMACEUTICALS INC     COM               683399109     4068    53861 SH       SOLE                   53861      0    0
PLAINS EXPL& PRODTN CO       COM               726505100    72757  1550000 SH       SOLE                 1550000      0    0
PSS WORLD MED INC            COM               69366A100    51984  1800000 SH       SOLE                 1800000      0    0
RALCORP HLDGS INC            COM               751028101   161370  1800000 SH       SOLE                 1800000      0    0
RETALIX LTD                  ORD               M8215W109     4653   156450 SH       SOLE                  156450      0    0
SANOFI                       RIGHT 12/31/2020  80105N113     1955  1150000 SH       SOLE                 1150000      0    0
SAUER-DANFOSS INC            COM               804137107     2669    50000 SH       SOLE                   50000      0    0
SEARS HLDGS CORP             COM               812350956      662    16000 SH  PUT  SOLE                   16000      0    0
SHAW GROUP INC               COM               820280955    19753   423800 SH  PUT  SOLE                  423800      0    0
SHAW GROUP INC               COM               820280105   147754  3170000 SH       SOLE                 3170000      0    0
SIRIUS XM RADIO INC          COM               82967N958    11560  4000000 SH  PUT  SOLE                 4000000      0    0
SIRIUS XM RADIO INC          COM               82967N108    11560  4000000 SH       SOLE                 4000000      0    0
SIX FLAGS ENTMT CORP         COM               83001A102    47736   780000 SH       SOLE                  780000      0    0
SPDR S&P 500 ETF TR          TR UNIT           78462F103     8545    60000 SH       SOLE                   60000      0    0
SPDR S&P 500 ETF TR          COM               78462F953   226432  1590000 SH  PUT  SOLE                 1590000      0    0
SPDR S&P 500 ETF TR          COM               78462F903    59812   420000 SH  CALL SOLE                  420000      0    0
SPRINT NEXTEL CORP           COM               852061950     6407  1130000 SH  PUT  SOLE                 1130000      0    0
SPRINT NEXTEL CORP           COM SER 1         852061100   107163 18900000 SH       SOLE                18900000      0    0
STEWART ENTERPRISES INC      CL A              860370105    82512 10800000 SH       SOLE                10800000      0    0
SUNRISE SENIOR LIVING INC    COM               86768K106      360    25000 SH       SOLE                   25000      0    0
TEAVANA HLDGS INC            COM               87819P102     2106   135900 SH       SOLE                  135900      0    0
TNS INC                      COM               872960109    16584   800000 SH       SOLE                  800000      0    0
TURQUOISE HILL RES LTD       COM               900435958     5099   670000 SH  PUT  SOLE                  670000      0    0
TURQUOISE HILL RES LTD       COM               900435108     6164   810000 SH       SOLE                  810000      0    0
WALTER ENERGY INC            COM               93317Q105    46921  1307710 SH       SOLE                 1307710      0    0
WALTER ENERGY INC            COM               93317Q955    28873   804700 SH  PUT  SOLE                  804700      0    0
WALTER ENERGY INC            COM               93317Q905    24219   675000 SH  CALL SOLE                  675000      0    0
WARNACO GROUP INC            COM               934390402    84453  1180000 SH       SOLE                 1180000      0    0
YM BIOSCIENCES INC           COM               984238105      373   130000 SH       SOLE                  130000      0    0
YONGYE INTL INC              COM               98607B106      350    60000 SH       SOLE                   60000      0    0
ZHONGPIN INC                 COM               98952K107    12198   950000 SH       SOLE                  950000      0    0